MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   ZIONS FIRST NATIONAL BANK
   One South Main Street
   Salt Lake City, Utah  84111

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   William L. Ensign
   Diana P. Herrmann
   Anne J. Mills
   R. Thayne Robson

OFFICERS
   Diana P. Herrmann, President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017


Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2000



[Logo of Tax-Free Fund For Utah: a rectangle containing two desert boulders with the sun rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                      ONE OF THE
               AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund For Utah: a rectangle containing two desert boulders with the sun rising behind them]

                             TAX-FREE FUND FOR UTAH

                               SEMI-ANNUAL REPORT

                               "ON THE PLUS SIDE"

                                                                February 9, 2001


Dear Fellow Shareholder:

     It is always nice to have a Semi-Annual Report in which you can brag about the plus side returns. For Tax-Free Fund For Utah, the last six months of the year 2000 was just such a period.

     The year 2000 proved to many people that no longer can one expect returns on investments to average 20% a year - such as had previously been the case for several years with the stock market. In fact, unless one was very lucky, they ended up the year having lost money in stocks, rather than ending up on the plus side.

     Tax-Free Fund For Utah, on the other hand, did produce a positive return for those who were investors in the Fund for the Fund's Semi-Annual Report period of July 1 through December 31, 2000. These investors saw the Fund's share price rise from $9.35 on July 1, 2000 to a closing price of $9.69 on December 31, 2000. This gain in share price was in addition to the tax-free monthly income that is consistently distributed to investors in the form of dividends.

     As we have explained to you in the past, interest rate changes by the Federal Reserve Board (the "Fed") affect the Fund's share price and ultimate total return. There have been some years in which interest rate changes by the Fed affected the share value of the Fund so that the total return to investors was more on the negative side.

     As we are sure you are aware, during most of the year 2000, the upward bias of interest rates produced by actions of the Fed slowed the economic progress of our country from its previous sizzling rate. Near the end of the year, however, the market foresaw the potential for a downward movement in rates. This anticipated downward trend pushed the share value of the Fund up. And, this is exactly what happened in January, 2001 through actions by the Fed. The Fed saw signs of the U.S. economy coming to a screeching halt as compared with the earlier dynamic growth prospects. Therefore, the Fed decreased rates twice in January by 0.5 of 1% for a total of decline of 1%.

YOUR FUND'S COMPOSITION

     We have always taken the approach that it is impossible to second-guess exactly what interest rates will do. More specifically, it is almost impossible to guess what the Fed will do to help speed up or slow down the economic activity of our country.

     Consequently, we have always taken the approach of having a variety of bonds with differing maturities and rates composing the Fund's overall portfolio. This tends to produce a blend of returns that we can pass on to our shareholders.


     Also, we have always taken the approach of having the Fund comprised of high-quality securities - AAA to BAA, with the average being AA. Indeed, we strive to never have a situation in which any municipal bonds in the portfolio cause us problems. Specifically, a high quality orientation for the Fund avoids problems. We want to ensure, to the best of our ability, that you can always "sleep well at night" through your ownership of Tax-Free Fund For Utah.

     Furthermore, we have always taken the viewpoint that the Fund's portfolio should be well diversified in terms of the kinds of projects in which we invest as well as the geographic distribution within Utah of the Fund's investments. This is another way to manage the stability of the portfolio and produce the kind of return that we want to see for our shareholders.

THE MERITS OF ASSET ALLOCATION

     The securities markets conditions that were experienced in the year 2000 vividly illustrate the merits of asset allocation. Management of the Fund cannot second-guess the right kind of asset allocation that any specific individual investor in the Fund should have. That is really a very personal decision, based upon many factors. However, what we can say is that having a portion of one's assets invested in fixed income securities can tend to be a major factor of comfort for any investor, particularly when stock markets decline - such as happened in the year 2000.

HAPPINESS IS...

     ...having a positive return for shareholders in Tax-Free Fund For Utah compared with investors who are crying about their results in the stock market. From the responses we have had to date from investors of the Fund, this is exactly the case.

APPRECIATION

     Your continued support of the Fund through your investment is greatly appreciated. We will constantly do what is necessary to merit the confidence you have placed in us.


                                   Sincerely,



/s/  Diana P. Herrmann                  /s/  Lacy B. Herrmann
----------------------                  ---------------------
Diana P. Herrmann                       Lacy B. Herrmann
President                               Chairman, Board of Trustees

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 2000
                                  (UNAUDITED)

                                                                          RATING
    FACE                                                                 MOODY'S/
   AMOUNT     GENERAL OBLIGATION BONDS (21.1%)                              S&P              VALUE
              CITY, COUNTY AND STATE (9.5%)
$   405,000   Brian Head, Utah, 6.50%, 03/15/24 ......................     NR/NR*         $   437,400
  2,095,000   Clearfield City Utah, MBIA Insured, 5.125%,
                 02/01/18 ............................................     NR/AAA           2,102,856
    295,000   Hurricane, Utah, Asset Guaranty Insured, 5.40%,
                 11/01/09 ............................................     NR/AA              312,331
    100,000   Indianapolis, Indiana Local Public Improvement,
                 6.00%, 1/10/18 ......................................     Aaa/AAA            104,250
    400,000   Weber County, Utah Unlimited Tax, FGIC Insured,
                 5.625%, 01/15/11 ....................................     Aaa/AAA            412,000
                                                                                          -----------
                                                                                            3,368,837
                                                                                          -----------
              SCHOOL DISTRICT (10.3%)
  1,000,000   Jackson & Williamson County, Illinois School
                 District, AMBAC Insured, 6.25%, 12/01/15 ............     Aaa/AAA          1,126,250
  1,000,000   Jackson & Williamson County, Illinois School District,
                 AMBAC Insured, 6.50%, 12/01/18 ......................     Aaa/AAA          1,126,250
    770,000   Jordan Utah School Dist, School District XX School
                 Board Guarantee, 5.00%, 06/15/04 ....................     Aaa/AAA            790,213
    440,000   Nebo Utah School District, 5.50%, 07/01/11 .............     Aaa/AAA            471,350
    120,000   Rich County Utah School, School District XX,
                 5.50%, 12/15/09 .....................................     NR/NR*             123,900
                                                                                          -----------
                                                                                            3,637,963
                                                                                          -----------
              TAX ALLOCATION (1.3%)
    140,000   Brigham City Utah Tax Allocation, FSA Insured,
                 5.50%, 06/15/11 .....................................     Aaa/AAA            146,300
    165,000   Ogden Utah Neighborhood Dev. Agy. Tax Allocation,
                 zero coupon, 12/30/05 ...............................     A3/NR              130,350
    170,000   Salt Lake City Utah Redev. Tax Allocation,
                 5.80%, 03/01/15 .....................................     NR/A               174,462
                                                                                          -----------
                                                                                              451,112
                                                                                          -----------
                 Total General Obligation Bonds.......................                      7,457,912
                                                                                          -----------

              REVENUE BONDS (77.2%)

              EDUCATION (4.5%)
  1,000,000   Salt Lake City, Utah Westminster College,
                 5.75%, 10/01/27 .....................................     NR/BBB             973,750



    375,000    Southern Utah University Revenue, 6.30%, 06/01/16 .....     NR/NR*             388,125
    200,000    University of Utah Revenue Refunding, (Biology
                 Research Facilities), MBIA Insured, 5.50%, 04/01/11 .     Aaa/AAA            208,750
                                                                                          -----------
                                                                                            1,570,625
                                                                                          -----------
              HEALTH (11.6%)
    300,000   Horizon Hospital Sys. Authority, 6.35%, 05/15/16 .......     NR/BBB             288,000
    500,000   Lufkin Texas Health Facs. Mem. Health Sys.,
                 6.875%, 02/15/26 ....................................     NR/BBB-            471,875
    400,000   Minneapolis & St. Paul Minnesota, 6.90%, 10/15/22 ......     Baa1/BBB+          400,000
    500,000   New Jersey Health Care Fac., Englewood Hosp. &
                 Medical Center, 6.75%, 07/01/24 .....................     Baa3/BBB-          457,500
    500,000   New Mexico St. Hospital Memorial Medical Center,
                 5.50%, 06/01/28 .....................................     Baa2/NR            388,125
    400,000   Pike Cnty. Ohio Hospital Facs. - Pike Community
                 Hospital, 6.35%, 07/01/07 ...........................     NR/NR*             397,500
    160,000   Salt Lake City Utah Hospital Revenue,
                 6.25%, 02/15/23. ....................................     Aa2/AA             162,800
  1,000,000   Utah County, Utah Hospital Revenue, IHC Health
                 Services, MBIA Insured, 5.25%, 08/15/21 .............     Aaa/AAA          1,001,250
    500,000   Wisconsin State Health, Hess Memorial Hospital,
                 7.875%, 11/01/22 ....................................     NR/NR*             522,500
                                                                                          -----------
                                                                                            4,089,550
                                                                                          -----------
              HOUSING (16.9%)
    630,000   Colorado Housing Authority, 6.75%, 10/01/21 ............     Aa2/NR             688,276
    205,000   Idaho Housing Finance Agency, FHA, VA, FMHA
                 Mortgages 6.40%, 07/01/11 ...........................     Aa1/NR             215,506
    175,000   Idaho Housing Finance Agency, FHA, VA, FMHA
                 Mortgage 6.60%, 07/01/15 ............................     Aaa/NR             185,719
    245,000   Nevada Housing Division FHA/VA Mortgages,
                 6.55%, 10/01/11 .....................................     Aa2/NR             259,394
    500,000   Provo City Utah Hsg. Auth., 5.80%, 07/20/22 ............     Aaa/NR             508,125
    225,000   Utah State Housing Finance Agency, Single Family
                 Housing Mortgage Revenue, Series E-1,
                 6.60%, 07/01/11 .....................................     NR/AA              237,094



    195,000   Utah State Housing Finance Agency, Single Family
                 Housing Mortgage Revenue, Series 1994C,
                 6.35%, 07/01/11 .....................................     Aa2/NR             205,237
  1,390,000   Utah State Housing Finance Agency, Single Family
                 Housing Mortgage Revenue, Series 1994C,
                 5.65%, 07/01/16 .....................................     Aaa/AAA          1,421,275
    285,000   Utah State Housing Finance Agency, Single Family
                 Housing Mortgage Revenue, 7.25%, 07/01/11 ...........     Aa2/AA             301,388
    585,000   Utah State Housing Finance Agency, Single Family
                 Housing Mortgage Revenue, 6.90%, 07/01/12 ...........     NR/AAA             597,431
    330,000   Utah State Housing Finance Agency, 5.00%, 7/01/09 ......     Aaa/AAA            338,663
    600,000   Washington State Housing, Single Family Housing
                 Mortgage Revenue, 6.05%, 12/01/16 ...................     Aaa/NR             630,000
    360,000   West Jordan Utah Multi-Family Housing,
                 6.80%, 01/01/15 .....................................     Aaa/AAA            380,700
                                                                                          -----------
                                                                                            5,968,808
                                                                                          -----------
              INDUSTRIAL DEVELOPMENT (3.8%)
    500,000   Jordanelle Spl. Svc. Improvement Dist.,
                 8.00%, 10/01/11 .....................................     NR/NR*             501,875
    395,000   Salt Lake Industrial Development Revenue,
                 5.90%, 09/01/04 .....................................     A1/NR              402,019
    250,000   Sandy City, Utah Industrial Development, H Shirl
                 Wright Project, Refunding Bonds, LOC Olympus
                 Bank, 6.125%, 08/01/16 ..............................     NR/AAA             257,813
    170,000   West Valley City, Utah Development Agency Tax
                 Inc., 6.00%, 03/01/24 ...............................     NR/A-              175,312
                                                                                          -----------
                                                                                            1,337,019
                                                                                          -----------
              LEASE (12.0%)
  1,365,000   Salt Lake County, Utah Municipal Building Authority,
                 Lease Revenue A, 5.85%, 10/01/17 ....................     Aa3/AA-          1,431,544
  1,120,000   Salt Lake City, Utah Municipal Building Authority,
                 6.00%, 10/15/14 .....................................     Aa3/A+           1,183,000
  1,000,000   St. George, Utah Interlocal Agency Revenue, AMBAC
                 Insured, 5.125%, 12/01/17 ...........................     NR/AAA           1,010,000



    350,000   Utah State Building Ownership Authority,
                 5.75%, 08/15/08 .....................................     Aa1/AA             357,438
    250,000   Utah State Municipal Finance Corp. Local
                 Government Revenue 6.40%, 08/01/09 ..................     A1/A               258,437
                                                                                          -----------
                                                                                            4,240,419
                                                                                          -----------
              TRANSPORTATION (4.0%)
    150,000   Michigan St. Trunk Line, 5.50%, 10/01/21 ...............     Aa3/AA             150,750
    875,000   Salt Lake City, Utah Airport Revenue, FGIC Insured,
                 Series B, 5.875%, 12/01/12 ..........................     Aaa/AAA            923,125
    310,000   Salt Lake City, Utah Airport Revenue, FGIC Insured,
                 Series B, 5.875%, 12/01/18 ..........................     Aaa/AAA            323,950
                                                                                          -----------
                                                                                            1,397,825
                                                                                          -----------
              U.S. GOVERNMENT ESCROW (0.7%)
    250,000   Maricopa County Arizona, MBIA Insured, escrowed
                 to maturity, 7.00%, 12/01/13 ........................     Aaa/AAA            257,710
                                                                                          -----------
                                                                                              257,710
                                                                                          -----------
              UTILITY (9.6%)
    565,000   Payson City Utah County Unlimited Tax Light &
                 Power MBIA Insured, 4.85%, 08/01/05 .................     Aaa/AAA            571,356
    125,000   Salem Utah Electric Revenue, 5.30%, 11/01/07 ...........     NR/NR*             126,719
    130,000   Salem Utah Electric Revenue, 5.35%, 11/01/08 ...........     NR/NR*             132,112
    140,000   Salem Utah Electric Revenue, 5.40%, 11/01/09 ...........     NR/NR*             142,625
    550,000   Springville Utah Electric Revenue, 5.60%, 03/01/09 .....     Baa1/NR            567,188
    790,000   Utah Association Municipal Power Systems
                 Revenue, 5.25%, 12/01/09 ............................     NR/A               824,562
  1,000,000   Utah St Municipal Power Agy. Electric Light &
                 Power, FGIC Insured, 5.00%, 07/01/01 ................     Aaa/AAA          1,004,620
                                                                                          -----------
                                                                                            3,369,182
                                                                                          -----------
              WATER AND SEWER (14.1%)
    375,000   Ashley Valley, Utah, AMBAC Insured,
                 9.50%, 01/01/08 .....................................     Aaa/AAA            436,406
  1,000,000   Detroit Michigan Sewer Disp. Water and Sewer Services
                 Revenue, FGIC Insured, zero coupon, 07/01/20 ........     Aaa/AAA            357,500
    750,000   Eagle Mountain Water and Sewer, 5.80%, 11/15/16 ........     NR/A               756,562




    635,000   Granger & Hunter Water Revenue, Utah, FSA
                 Insured, 4.625%, 03/01/11 ...........................     Aaa/NR             632,619
    300,000   St. George, Utah Water Revenue, AMBAC Insured,
                 5.375%, 06/01/16 ....................................     Aaa/AAA            303,000
    500,000   Salt Lake City, Utah Water And Sewer Revenue,
                 AMBAC Insured, 5.75%, 02/01/13 ......................     Aaa/AAA            520,625
    100,000   Sandy City Utah Water Improvement Water Rev.
                 Service, AMBAC Insured, 5.40%, 07/01/07 .............     Aaa/AAA            103,625
  1,000,000   Timpanogos, Utah Water & Sewer Revenue,
                 MBIA Insured, 5.00%, 06/01/19 .......................     Aaa/AAA            991,250
    200,000   Weber-Box Elder Conservation District Water
                 Revenue, 6.45%, 11/01/14 ............................     Baa3/NR            212,750
    335,000   Weber-Box Elder Conservation District Water
                 Revenue, 6.90%, 11/01/20 ............................     Baa3/NR            356,775
    300,000   White City Water Improvement, Utah,
                 5.90%, 02/01/22 .....................................     Aaa/AAA            313,125
                                                                                          -----------
                                                                                            4,984,237
                                                                                          -----------
                 Total Revenue Bonds..................................                     27,215,375
                                                                                          -----------

                  Total Investments (cost $33,627,159**)..............      98.3%          34,673,287
                  Other assets less liabilities.......................       1.7              606,863
                                                                           -----          -----------
                  Net Assets..........................................     100.0%         $35,280,150
                                                                           =====          ===========

                  * Any security not rated must be determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                  ** Cost for Federal tax purposes is identical.

                            PORTFOLIO ABBREVIATIONS:

                    AMBAC - American Municipal Bond Assurance Corp.- FGIC - Financial Guaranty Insurance Co.
                    FSA   - Financial Security Assurance
                    LOC   - Letter of Credit
                    MBIA  - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2000 (UNAUDITED)

ASSETS
   Investments at value (cost $33,627,159) ...............................................   $ 34,673,287
   Cash ..................................................................................        272,255
   Interest receivable ...................................................................        560,907
   Due from Manager for reimbursement of expenses (note 3) ...............................          7,544
   Receivable for Fund shares sold .......................................................          3,588
                                                                                             ------------
   Total assets ..........................................................................     35,517,581
                                                                                             ------------

LIABILITIES
   Payable for Fund shares redeemed ......................................................        163,095
   Dividends payable .....................................................................         45,347
   Distribution fees payable .............................................................         19,898
   Management fee payable ................................................................          1,788
   Accrued expenses ......................................................................          7,303
                                                                                             ------------
   Total liabilities .....................................................................        237,431
                                                                                             ------------

NET ASSETS ...............................................................................   $ 35,280,150
                                                                                             ============


   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ....   $     36,422
   Additional paid-in capital ............................................................     37,188,934
   Net unrealized appreciation on investments ............................................      1,046,127
   Accumulated net realized loss on investments ..........................................     (2,922,923)
   Distributions in excess of net investment income ......................................        (68,410)
                                                                                             ------------
                                                                                             $ 35,280,150
                                                                                             ============

CLASS A
   Net Assets ............................................................................   $ 33,977,192
                                                                                             ============
   Capital shares outstanding ............................................................      3,507,579
                                                                                             ============
   Net asset value and redemption price per share ........................................   $       9.69
                                                                                             ============
   Offering price per share (100/96 of $9.69 adjusted to nearest cent) ...................   $      10.09
                                                                                             ============

CLASS C
   Net Assets ............................................................................   $  1,302,828
                                                                                             ============
   Capital shares outstanding ............................................................        134,558
                                                                                             ============
   Net asset value and offering price per share ..........................................   $       9.68
                                                                                             ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) .........................................   $       9.68*
                                                                                             ============

CLASS Y
   Net Assets ............................................................................   $        130
                                                                                             ============
   Capital shares outstanding ............................................................             13
                                                                                             ============
   Net asset value, offering and redemption price per share ..............................   $       9.71
                                                                                             ============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF OPERATIONS
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)

INVESTMENT INCOME:

     Interest income...................................................                       $   959,802

Expenses:

     Management fee (note 3)...........................................     $     88,849
     Distribution and service fees (note 3)............................           39,739
     Legal fees........................................................           19,405
     Trustees' fees and expenses.......................................           15,321
     Transfer and shareholder servicing agent fees.....................           12,072
     Shareholders' reports and proxy statements........................           11,722
     Audit and accounting fees.........................................           10,500
     Custodian fees....................................................            3,374
     Registration fees and dues........................................            2,014
     Insurance.........................................................              800
     Miscellaneous.....................................................            8,433
                                                                            ------------
     Total expenses....................................................          212,229

     Management fee waived (note 3)....................................          (78,187)
     Reimbursement of expenses by Manager (note 3).....................          (50,394)
     Expenses paid indirectly (note 7).................................           (9,096)
                                                                            ------------
     Net expenses......................................................                            74,552
                                                                                              -----------
     Net investment income.............................................                           885,250

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized loss from securities transactions....................         (499,166)
     Change in unrealized depreciation on investments..................        1,770,715
                                                                            ------------

     Net realized and unrealized gain on investments...................                         1,271,549
                                                                                              -----------
     Net increase in net assets resulting from operations..............                       $ 2,156,799
                                                                                              ===========

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                    DECEMBER 31, 2000      YEAR ENDED
                                                                       (UNAUDITED)        JUNE 30, 2000
OPERATIONS:
   Net investment income ..........................................   $    885,250        $  2,072,346
   Net realized loss from securities transactions .................       (499,166)         (2,423,756)
   Change in unrealized depreciation on investments ...............      1,770,715             218,825
                                                                      ------------        ------------
      Change in net assets from operations ........................      2,156,799            (132,585)
                                                                      ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ..........................................       (893,587)         (2,161,485)
   Net realized gain on investments ...............................           -               (232,324)

   Class C Shares:
   Net investment income ..........................................        (21,923)            (54,411)
   Net realized gain on investments ...............................           -                 (6,288)

   Class Y Shares:
   Net investment income ..........................................             (3)               (126)
   Net realized gain on investments ...............................           -                    (27)
                                                                      ------------        ------------
      Change in net assets from distributions .....................       (915,513)         (2,454,661)
                                                                      ------------        ------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ......................................      1,331,942           3,752,027
   Reinvested dividends and distributions .........................        457,593           1,419,022
   Cost of shares redeemed ........................................     (2,957,697)        (16,299,972)
                                                                      ------------        ------------
      Change in net assets from capital share transactions ........     (1,168,162)        (11,128,923)
                                                                      ------------        ------------
      Change in net assets ........................................         73,124         (13,716,169)

NET ASSETS:
   Beginning of period ............................................     35,207,026          48,923,195
                                                                      ------------        ------------

   End of period ..................................................   $ 35,280,150        $ 35,207,026
                                                                      ============        ============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   ORGANIZATION

     Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 2000, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.


b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

     Zions First National Bank (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled
to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's net assets.

     For the six months ended December 31, 2000, the Fund incurred management fees of $88,849 of which $78,187 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $50,394. Of this amount, $42,850 was paid prior to December 31, 2000 and the balance of $7,544 was paid in early January 2001.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)   DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2000, service fees on Class A Shares amounted to $34,490, of which the Distributor received $1,060.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2000, amounted to $3,937. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2000, amounted to $1,312. The total of these payments with respect to Class C Shares amounted to $5,249, of which the Distributor received $2,329.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.


     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2000, total commissions on sales of Class A Shares amounted to $10,610, of which the Distributor received $1,391.

4.   PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2000, purchases of securities and proceeds from the sales of securities aggregated $9,275,789 and $9,596,258, respectively.

     At December 31, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,093,874 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $47,747, for a net unrealized appreciation of $1,046,127.

     At June 30, 2000, the Fund has a capital loss carryover of $415,533 which expires on June 30, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

5.   PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

     The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 2000, the Fund had 23% of its net assets invested in 18 such municipal issues.

6.   DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.


7.   EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8.   CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                                               SIX MONTHS ENDED                             YEAR ENDED
                                                         DECEMBER 31, 2000 (UNAUDITED)                     JUNE 30, 2000
                                                          SHARES               AMOUNT               SHARES                AMOUNT
CLASS A SHARES:
   Proceeds from shares sold ..................           105,985           $ 1,003,461              368,809           $  3,479,331
   Reinvested distributions ...................            46,585               443,059              147,190              1,379,176
   Cost of shares redeemed ....................          (298,863)           (2,842,803)          (1,646,401)           (15,430,650)
                                                         --------           -----------           ----------           ------------
      Net change ..............................          (146,293)           (1,396,283)          (1,130,402)           (10,572,143)
                                                         ========           ===========           ==========            ===========

CLASS C SHARES:
   Proceeds from shares sold ..................            34,337               328,481               29,475                272,693
   Reinvested distributions ...................             1,528                14,531                4,256                 39,837
   Cost of shares redeemed ....................           (12,188)             (114,894)             (91,808)              (865,170)
                                                         --------           -----------           ----------           ------------
      Net change ..............................            23,677               228,118              (58,077)              (552,640)
                                                         ========           ===========           ==========            ===========

CLASS Y SHARES:
   Proceeds from shares sold ..................                 -                     -                    -                      3
   Reinvested distributions ...................                 -                     3                    1                      9
   Cost of shares redeemed ....................                 -                     -                 (452)                (4,152)
                                                         --------           -----------           ----------           ------------
      Net change ..............................                 -                     3                 (451)                (4,140)
                                                         --------           -----------           ----------           ------------
Total transactions in Fund
   shares .....................................          (122,616)          $(1,168,162)          (1,188,930)          $(11,128,923)
                                                         ========            ==========           ==========            ===========


                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   CLASS A
                                                                      SIX MONTHS
                                                                         ENDED
                                                                       12/31/00                  YEAR ENDED JUNE 30,
                                                                      (UNAUDITED)    2000      1999      1998      1997      1996
Net asset value, beginning of period .................................. $  9.35    $  9.88   $ 10.24   $  9.94   $  9.74   $  9.59
                                                                        -------    -------   -------   -------   -------   -------
Income from investment operations:
   Net investment income ..............................................    0.24       0.48      0.49      0.52      0.52      0.54
   Net gain (loss) on securities (both realized and
      unrealized) .....................................................    0.35      (0.44)    (0.36)     0.30      0.21      0.15
                                                                        -------    -------   -------   -------   -------   -------
   Total from investment operations ...................................    0.59       0.04      0.13      0.82      0.73      0.69
                                                                        -------    -------   -------   -------   -------   -------
Less distributions (note 6):
   Dividends from net investment income ...............................   (0.25)     (0.51)    (0.49)    (0.52)    (0.53)    (0.54)
   Distributions from capital gains ...................................    -         (0.06)     -         -         -         -
                                                                        -------    -------   -------   -------   -------   -------
   Total distributions ................................................   (0.25)     (0.57)    (0.49)    (0.52)    (0.53)    (0.54)
                                                                        -------    -------   -------   -------   -------   -------
Net asset value, end of period ........................................ $  9.69    $  9.35   $  9.88   $ 10.24   $  9.94   $  9.74
                                                                        =======    =======   =======   =======   =======   =======

Total return (not reflecting sales charge) ............................    6.37%+     0.57%     1.19%     8.41%     7.72%     7.17%

Ratios/supplemental data
   Net assets, end of period (in thousands) ........................... $33,977    $34,171   $47,251   $29,013   $29,071   $28,881
   Ratio of expenses to average net assets ............................    0.44%*     0.42%     0.45%     0.34%     0.28%     0.20%
   Ratio of net investment income to average net assets ...............    4.96%*     5.06%     4.57%     5.06%     5.44%     5.48%
   Portfolio turnover rate ............................................   27.42%+    48.99%    87.49%    11.31%     5.09%    11.15%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ............................    1.12%*     1.11%     1.04%     1.30%     1.32%     1.29%
   Ratio of net investment income to average net assets ...............    4.28%*     4.37%     3.98%     4.10%     4.40%     4.39%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ............................    0.39%*     0.39%     0.38%     0.33%     0.27%     0.19%

+ Not annualized.
* Annualized.

Note: Effective July 16, 1998, Zions First National Bank became the Fund's Investment Sub-Adviser replacing First Security Investment Management, Inc.

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                             CLASS C
                                                            SIX MONTHS
                                                               ENDED                                                       PERIOD
                                                             12/31/00                   YEAR ENDED JUNE 30,                 ENDED
                                                            (UNAUDITED)      2000        1999        1998        1997     6/30/96(1)
Net asset value, beginning of period .......................  $  9.35      $  9.87     $ 10.23     $  9.94     $  9.74     $  9.77
                                                              -------      -------     -------     -------     -------     -------
Income from investment operations:
   Net investment income ...................................     0.19         0.38        0.38        0.41        0.44        0.05
   Net gain (loss) on securities (both
      realized and unrealized) .............................     0.34        (0.42)      (0.35)       0.29        0.21       (0.03)
                                                              -------      -------     -------     -------     -------     -------
Total from investment operations ...........................     0.53        (0.04)       0.03        0.70        0.65        0.02
                                                              -------      -------     -------     -------     -------     -------
Less distributions (note 6):
   Dividends from net investment income ....................    (0.20)       (0.42)      (0.39)      (0.41)      (0.45)      (0.05)
   Distributions from capital gains ........................     -           (0.06)       -           -           -           -
                                                              -------      -------     -------     -------     -------     -------
   Total distributions .....................................    (0.20)       (0.48)      (0.39)      (0.41)      (0.45)      (0.05)
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period .............................  $  9.68      $  9.35     $  9.87     $ 10.23     $  9.94     $  9.74
                                                              =======      =======     =======     =======     =======     =======
Total return (not reflecting sales charge) .................     5.71%+      (0.33)%      0.18%       7.20%       6.80%       0.20%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ................  $ 1,303      $ 1,036     $ 1,667     $ 1,476     $    41     $   0.1
   Ratio of expenses to average net assets .................     1.44%*       1.43%       1.45%       1.36%       1.08%       0.14%+
   Ratio of net investment income
      to average net assets ................................     3.95%*       4.07%       3.57%       3.94%       4.64%       0.50%+
   Portfolio turnover rate .................................    27.42%+      48.99%      87.49%      11.31%       5.09%      11.15%+

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .................     1.92%*       1.91%       1.85%       2.08%       2.12%       0.23%+
   Ratio of net investment income
      to average net assets ................................     3.48%*       3.58%       3.17%       3.22%       3.60%       0.41%+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .................     1.39%*       1.39%       1.37%       1.35%       1.07%       0.14%+

                                                                                             CLASS Y
                                                            SIX MONTHS
                                                               ENDED                                                       PERIOD
                                                             12/31/00                   YEAR ENDED JUNE 30,                 ENDED
                                                            (UNAUDITED)     2000         1999        1998        1997     6/30/96(1)
Net asset value, beginning of period .......................  $  9.36      $  9.88     $ 10.24     $  9.94     $  9.74     $  9.77
                                                              -------      -------     -------     -------     -------     -------
Income from investment operations:
   Net investment income ...................................     0.25         0.45        0.45        0.53        0.61        0.06
   Net gain (loss) on securities (both
      realized and unrealized) .............................     0.36        (0.38)      (0.32)       0.30        0.21       (0.03)
                                                              -------      -------     -------     -------     -------     -------
Total from investment operations ...........................     0.61         0.07        0.13        0.83        0.82        0.03
                                                              -------      -------     -------     -------     -------     -------
Less distributions (note 6):
   Dividends from net investment income ....................    (0.26)       (0.53)      (0.49)      (0.53)      (0.62)      (0.06)
   Distributions from capital gains ........................     -           (0.06)       -           -           -           -
                                                              -------      -------     -------     -------     -------     -------
   Total distributions .....................................    (0.26)       (0.59)      (0.49)      (0.53)      (0.62)      (0.06)
                                                              -------      -------     -------     -------     -------     -------
Net asset value, end of period .............................  $  9.71      $  9.36     $  9.88     $ 10.24     $  9.94     $  9.74
                                                              =======      =======     =======     =======     =======     =======
Total return (not reflecting sales charge) .................     6.62%+       0.86%       1.19%       8.52%       8.69%       0.29%+

Ratios/supplemental data
   Net assets, end of period (in thousands) ................  $   0.1      $   0.1     $     5     $ 1,988     $    41     $   0.1
   Ratio of expenses to average net assets .................     0.39%*       0.42        0.43%       0.37%       0.08%       0.03%+
   Ratio of net investment income
      to average net assets ................................     5.30%*       4.88%       4.45%       5.02%       5.64%       0.61%+
   Portfolio turnover rate .................................    27.42%+      48.99%      87.49%      11.31%       5.09%      11.15%+

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .................     0.40%*       0.86%       0.96%       1.10%       1.12%       0.11%+
   Ratio of net investment income
      to average net assets ................................     5.29%*       4.43%       3.92%       4.29%       4.60%       0.53%+

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .................     0.37%*       0.39%       0.34%       0.36%       0.07%       0.03%+

(1) For the period May 21, 1996 (commencement of operations) through June 30, 1996.
+    Not annualized.
*    Annualized.

Note: Effective July 16, 1998, Zions First National Bank became the Fund's Investment Sub-Adviser replacing First Security Investment Management, Inc.

                See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund for Utah (the "Fund") was held on October 5, 2000. The holders of shares representing 74% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).


1.   To elect Trustees.

     Number of Votes:
         TRUSTEE                        FOR             WITHHELD

         Lacy B. Herrmann            2,760,858           24,066
         Gary C. Cornia              2,760,858           24,066
         William L. Ensign           2,757,074           27,850
         Diana P. Herrmann           2,757,074           27,850
         Anne J. Mills               2,757,074           27,850
         R. Thayne Robson            2,760,858           24,066


2.   To ratify the selection of KPMG LLP as the Fund's independent auditors.

         Number of Votes:
         FOR                          AGAINST            ABSTAIN

         2,770,631                      719               13,575


3. To act upon a proposal to change the fundamental policies of the Fund to allow the use of additional nationally recognized statisical rating organizations.

         Number of Votes:
         FOR                          AGAINST            ABSTAIN

         1,999,436                     45,845             37,540